CERTAIN TRANSACTIONS (Details 3) (USD $) In Millions, unless otherwise specified		0 Months Ended
	Oct. 14, 2011	Jul. 14, 2011 Taiyo [Member]
Business Acquisition [Line Items]
Research and development in-process	$ 1,296
The high end of the estimated after tax discount rates used in determining the present value of the probability adjusted incremental cash flows expected to be generated by the IPR&D acquired in a business combination	13.00%
Number Of Marketed Generics Products In Japan		550